Stock Options (Details) - Schedule of table summarizes the changes in the Company’s stock options	6 Months Ended
	Apr. 30, 2023 $ / shares shares	Apr. 30, 2023 $ / shares shares
Schedule Of Table Summarizes The Changes In The Company SStock Options [Abstract]
Number of options Outstanding, Beginning balance	111,889	111,889
Weighted average exercise price Outstanding, Beginning balance | (per share)	$ 15.18	$ 20.67
Number of options, Granted	86,333	86,333
Weighted average exercise price, Granted | (per share)	$ 15.19	$ 20.68
Number of options, Cancelled	(40,556)	(40,556)
Weighted average exercise price, Cancelled | (per share)	$ 15.84	$ 21.56
Number of options Outstanding, Ending balance	157,666	157,666
Weighted average exercise price Outstanding, Ending balance | (per share)	$ 15.06	$ 20.45
Number of options Outstanding, Exercisable	82,389	82,389
Weighted average exercise price Outstanding, Exercisable | (per share)	$ 14.97	$ 20.33